Intangible assets (Tables)	12 Months Ended
Mar. 31, 2020
Intangible assets
Schedule of estimated useful lives of finite lived intangible assets

– Licence and spectrum fees	3 – 25 years
– Computer software	3 – 5 years
– Brands	1 – 10 years
– Customer bases	2 – 18 years

Schedule of reconciliation of changes in goodwill and intangible assets

		Licence and	Computer
	Goodwill	spectrum fees	software	Other	Total
	€m	€m	€m	€m	€m
Cost:
1 April 2018	89,913	28,797	17,413	7,345	143,468
Exchange movements	(427)	(193)	(93)	(173)	(886)
Arising on acquisition	77	—	10	8	95
Additions	—	3,009	2,232	7	5,248
Disposals	—	(7)	(2,348)	—	(2,355)
Other	—	—	(5)	—	(5)
31 March 2019	89,563	31,606	17,209	7,187	145,565
Exchange movements	(563)	(479)	(196)	(310)	(1,548)
Arising on acquisition	11,752	—	184	5,656	17,592
Disposal of subsidiaries	(1,582)	(129)	(409)	(76)	(2,196)
Additions	—	1,776	2,278	7	4,061
Disposals	—	(83)	(2,383)	(47)	(2,513)
Transfer to assets held for resale	(107)	(679)	(184)	(6)	(976)
Other	—	—	85	—	85
31 March 2020	99,063	32,012	16,584	12,411	160,070
Accumulated impairment losses and amortisation:
1 April 2018	63,179	17,377	12,541	7,114	100,211
Exchange movements	(239)	(59)	(70)	(163)	(531)
Impairments	3,270	—	—	—	3,270
Amortisation charge for the year	—	1,693	2,085	163	3,941
Disposals	—	(7)	(2,332)	—	(2,339)
Other	—	—	8	—	8
31 March 2019	66,210	19,004	12,232	7,114	104,560
Exchange movements	(103)	(338)	(119)	(265)	(825)
Impairments	1,685	—	—	—	1,685
Disposal of subsidiaries	—	(69)	(305)	(76)	(450)
Amortisation charge for the year	—	1,833	2,203	423	4,459
Disposals	—	(70)	(2,353)	(48)	(2,471)
Transfer to assets held for resale	—	(355)	(127)	(8)	(490)
Other	—	—	79	—	79
31 March 2020	67,792	20,005	11,610	7,140	106,547
Net book value:
31 March 2019	23,353	12,602	4,977	73	41,005
31 March 2020	31,271	12,007	4,974	5,271	53,523

Schedule of net book value of significant licenses

		2020	2019
	Expiry dates	€m	€m
Germany	2020/2025/2033/2040	4,208	3,346
Italy	2021/2029/2037	3,683	3,922
UK	2022/2023/2033/2038	1,801	2,320